Label	Element	Value
Emerging Markets Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Bond Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 16, 2023 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023 AND THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK FUNDS

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, and the current Statement of Additional Information (“SAI”) for VanEck Funds (the “Trust”) regarding Emerging Markets Bond Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) has agreed to lower the expense cap for the Fund to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.20% for Class A, 0.85% for Class I, and 0.95% for Class Y of the Fund’s average daily net assets per year until May 1, 2025.

Accordingly, effective immediately, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:
		The “Annual Fund Operating Expenses” and “Expense Example” tables (including the related footnotes) as included in the Fund’s Summary Prospectus and “Summary Information” section of the Prospectus are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current expense limitations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and applies fee waivers and/or expense reimbursements, if any, for the periods indicated above under “Annual Fund Operating Expenses.” Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold or Held
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Sold or Held
Supplement Closing [Text Block]	ck0000768847_SupplementClosingTextBlock	Please retain this supplement for future reference.
Emerging Markets Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,200
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	692
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,203
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,740
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,200
Emerging Markets Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.71%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.64%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,722
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	625
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,722
Emerging Markets Bond Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	717
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,094
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	717
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,361
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,094

[1]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current expense limitations.
[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.20% for Class A, 0.85% for Class I, and 0.95% for Class Y of the Fund’s average daily net assets per year until May 1, 2025. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.